Financial Result	12 Months Ended
Dec. 31, 2023
Financial Result
Financial Result

11.Financial Result

Financial result is comprised of the following:

In € thousand	2023	2022	2021
Finance income	15,335	30,322	11,288
thereof: fair value changes	9,565	29,922	11,280
thereof: impairment losses net of reversal	57	125	—
thereof: interest income	5,713	275	8
Finance expenses	(131,059)	(1,995)	(20,201)
thereof: fair value changes	(130,159)	(763)	(15,645)
thereof: interest portion of lease payments	(604)	(443)	(437)
thereof: other interest expense	(296)	(789)	(376)
thereof: impairment losses net of reversal	—	—	(260)
thereof: interest on convertible loans	—	—	(3,483)
Financial result	(115,724)	28,327	(8,913)

Finance Income

Fair value changes mainly resulted from changes in value of warrants of €6,219 thousand (2022: €29,688 thousand; 2021: €4,454 thousand) consisting of fair value changes of the 2023 PIPE Warrants of €2,599 thousand (2022: €30,196 thousand; 2021: €5,492 thousand) and the gain from the foreign exchange translation of warrants of €3,620 thousand (2022: (€508 thousand); 2021: ( €1,038 thousand)).

As part of the CMPO financing transaction described in note 21, the underwriter had an over-allotment option to purchase additional shares within 30 days of the underwriting agreement. The option expired without being exercised, resulting in fair value changes of €3,346 thousand being recognized upon subsequent measurement in finance income.

Finance income also consists of interest income of €5,713 thousand (2022: €275 thousand; 2021: €8 thousand) primarily earned from fixed-term deposits and cash at bank.

In 2021, finance income further included €6,351 thousand from fair value changes of embedded derivatives of convertible loans.

Finance expense

Fair value changes mainly resulted from changes in fair value of warrants of €129,609 thousand (2022 and 2021: nil), consisting of realised fair value changes of €15,765 thousand (2022 and 2021: nil) from the exercise of 2023 May Warrants and changes in value of unexercised warrants of €113,844 thousand (2022 and 2021: nil), consisting of fair value changes of warrants of €113,733 thousand (2022 and 2021: nil) and the loss from the foreign exchange translation of 2023 PIPE Warrants of €111 thousand (2022 and 2021: nil).

In 2022, the finance expenses that resulted from fair value changes consisted of fair value changes in money market funds of €67 thousand (2021: €87 thousand) and fair value changes in the ELOC purchased put option of €696 thousand (2021: nil) (see note 21).

In 2021, fair value changes also included the loss from a foreign currency exchange contract of €15,532 thousand. The foreign currency exchange contract was related to the funds from the Reorganization expected to be received in USD.